Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Mar. 31, 2025
Depreciation and amortisation expense [abstract]
Schedule of Depreciation, Amortization and Imapirment

	For the year ended March 31
Particulars	2023	2024	2025
Depreciation	6,096	7,436	9,110
Amortization	21,150	19,809	18,012
Impairment of intangible assets	150	22	—
Total	27,396	27,267	27,122